16. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet financial instruments risk
	Contract or Notional Amount
	2019	2018

Unused portions of home equity lines of credit	$32,784,105	$31,328,881
Residential and commercial construction lines of credit	12,364,436	7,251,560
Commercial real estate commitments	24,377,588	26,588,950
Commercial and industrial commitments	47,659,341	45,135,452
Other commitments to extend credit	64,469,012	53,586,720
Standby letters of credit and commercial letters of credit	1,375,500	2,408,581
Recourse on sale of credit card portfolio	254,430	284,680
MPF credit enhancement obligation, net (See Note 17)	552,158	552,158